Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net - Schedule of intangible assets (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 239,200,952	$ 6,750,178
In-development Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	8,216,026	6,655,623
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	39,219,645	1,014,967
Less-Accumulated amortization	(2,667,505)	(920,412)
Intangible assets, net	36,552,140	$ 94,555
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	84,127,019
Less-Accumulated amortization	(3,365,707)
Intangible assets, net	80,761,312
Customer Contracts and Related Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	106,118,036
Less-Accumulated amortization	(2,716,100)
Intangible assets, net	103,401,936
Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	10,399,633
Less-Accumulated amortization	(526,404)
Intangible assets, net	9,873,229
Recruitment Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	491,970
Less-Accumulated amortization	(95,661)
Intangible assets, net	$ 396,309